UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

Annual Report
April 30, 2009

Retirement Reserves Money Fund
Of Retirement Series Trust

2	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional performance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.

Total Returns as of April 30, 2009	6-month	12-month

US equities (S&P 500 Index)	(8.53)%	(35.31)%

Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)

International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information

Name Change

Effective May 4, 2009, the Fund and Trust had name changes. Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust changed its name to Retirement Reserves Money Fund of Retirement Series Trust. The new Fund and Trust names are reflected throughout this annual report to shareholders. Please note that the Fund will continue to be managed in the same way, with no change in investment objective.

In addition to the name change, the Fund’s year end was changed to April 30.

Portfolio Composition as of April 30, 2009

Percent of Net Assets

Commercial Paper	34%
Certificates of Deposit	33
U.S. Government Sponsored Agency Obligations	22
Corporate Notes	5
U.S. Treasury Obligations	5
Funding Agreements	1
Repurchase Agreements	1
Liabilities in Excess of Other Assets	(1)

Total	100%

Seven-Day Yields

As of April 30, 2009

Class I	0.37%
Class II	0.39%

Past performance is not indicative of future results.

4	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2008 and held through April 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period[1]

Class I	$1,000	$1,006.10	$2.69	$1,000	$1,022.12	$2.71
Class II	$1,000	$1,005.90	$2.88	$1,000	$1,021.92	$2.91

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.54% for Class I and 0.58% for Class II), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	5

Schedule of Investments April 30, 2009	(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 2.0%
Bank of America, NA:
2.30%, 5/04/09	$50,500	$50,500,000
2.45%, 5/19/09	20,000	20,000,000
State Street Bank & Trust Co., 1.05%, 6/15/09	50,000	50,000,000

Yankee — 31.2% (a)
BNP Paribas, NY:
1.01%, 5/19/09	40,000	40,000,000
0.87%, 6/02/09	40,500	40,500,000
2.29%, 6/08/09	55,000	55,000,000
0.87%, 6/12/09	30,000	30,000,000
1.17%, 7/08/09	35,000	35,000,000
0.74%, 7/10/09	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
2.77%, 5/12/09	50,000	50,000,164
0.87%, 5/13/09	52,000	52,000,000
0.97%, 7/01/09	65,300	65,301,122
0.855%, 7/15/09	35,000	35,000,369
1.07%, 10/29/09	45,000	45,002,263
Banco Santander, NY, 2.78%, 5/12/09	50,000	50,000,000
Bank of Nova Scotia, Houston, 0.70%, 6/12/09	25,000	25,000,000
Bank of Tokyo-Mitsubishi Ltd., NY, 0.95%, 7/17/09	45,000	45,002,918
Barclays Bank Plc, NY:
0.85%, 6/03/09	70,000	70,000,000
0.70%, 6/16/09	60,000	60,000,000
Deutsche Bank AG, NY, 0.62%, 7/17/09	75,000	75,000,000
Dexia Credit Local, NY, 1.013%, 5/18/09 (b)	70,500	70,500,000
DnB NOR Bank ASA, NY, 0.87%, 6/09/09	13,000	13,000,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	35,000	35,000,000
Lloyd’s TSB Bank Plc, NY:
1.05%, 7/21/09	35,000	35,000,000
1.04%, 7/23/09	63,000	63,000,000
Mizuho Corporate Bank, NY, 0.92%, 7/06/09	46,000	46,000,000
Rabobank Nederland NV, NY:
0.75%, 6/09/09	25,000	25,000,000
0.65%, 6/25/09	85,000	85,000,000
0.85%, 8/03/09	50,000	50,000,000
Royal Bank of Scotland, NY:
1.32%, 6/30/09	46,350	46,350,000
1.25%, 7/09/09	60,000	60,000,000
Royal Bank of Scotland, Greenwich, 1.06%, 8/03/09	40,000	40,000,000
SanPaolo IMI SpA, NY, 2.85%, 5/12/09	50,000	50,000,000
Société Générale, NY:
0.97%, 6/05/09	40,000	40,000,399
0.97%, 6/09/09	60,000	60,000,000
1%, 6/11/09	30,000	30,000,000
1.60%, 6/17/09	15,000	15,000,000
Svenska Handelsbanken NY:
0.79%, 5/04/09	45,000	45,000,000
0.92%, 5/26/09	30,000	30,000,000
Toronto-Dominion Bank, NY:
2.50%, 6/09/09	22,900	22,900,000
2.42%, 6/11/09	37,550	37,550,000
UBS AG, Stamford:
1.25%, 7/06/09	30,000	30,000,000
1.25%, 7/07/09	70,000	70,000,000
1.16%, 7/31/09	40,000	40,000,000

Total Certificates of Deposit — 33.2%		1,982,607,235

Commercial Paper (c)	Par (000)	Value

Atlantis One Funding Corp.:
0.75%, 5/11/09	$40,000	$39,990,833
0.75%, 6/10/09	20,000	19,982,917
0.50%, 7/15/09	15,000	14,984,167
Barclays US Funding Corp., 0.70%, 6/16/09	11,000	10,989,947
Barton Capital Corp.:
0.67%, 5/07/09	55,000	54,992,835
0.50%, 7/07/09	40,000	39,962,222
CAFCO, LLC:
0.80%, 5/05/09	15,000	14,998,333
0.89%, 7/22/09	98,000	97,798,909
CHARTA, LLC, 0.92%, 6/22/09	25,000	24,966,139
CRC Funding LLC:
0.85%, 5/07/09	100,000	99,983,472
0.95%, 7/07/09	31,500	31,443,475
0.95%, 7/15/09	35,000	34,929,806
Cancara Asset Securitisation LLC, 0.80%, 6/15/09	20,000	19,979,556
Chariot Funding LLC:
0.50%, 5/05/09	26,000	25,998,194
0.50%, 5/11/09	45,000	44,993,125
0.30%, 5/27/09	100,000	99,977,500
Ciesco, LLC:
0.98%, 5/14/09	50,000	49,980,944
0.89%, 7/22/09	43,000	42,911,766
Danske Corp.-GTD:
1.05%, 6/10/09	15,000	14,982,062
1.00% – 1.05%, 6/15/09	56,000	55,928,061
0.85%, 6/23/09	28,000	27,964,300
0.83%, 6/30/09	15,000	14,978,904
0.70%, 7/16/09	8,000	7,988,022
0.75%, 7/24/09	50,000	49,911,458
Dexia Delaware LLC, 0.24%, 5/01/09	4,000	3,999,973
DnB NOR Bank ASA:
0.92%, 5/18/09	60,000	59,972,400
1.60%, 10/08/09	20,000	19,856,889
Fairway Finance Co., LLC:
0.48% – 0.50%, 7/06/09	47,836	47,792,342
0.45%, 7/13/09	17,505	17,488,808
Falcon Asset Securitization Co. LLC, 0.35%, 6/25/09	72,000	71,960,800
Galleon Capital LLC, 0.70%, 6/01/09	9,000	8,994,400
ING (U.S.) Funding LLC:
0.70%, 5/27/09	82,000	81,956,950
0.78%, 7/08/09	34,000	33,949,170
0.72%, 7/15/09	49,000	48,925,520
0.68%, 7/22/09	12,000	11,981,187
0.68%, 7/27/09	30,000	29,950,133
Intesa Funding LLC:
0.69%, 7/06/09	70,000	69,910,108
0.64%, 7/13/09	19,000	18,975,004
JPMorgan Chase & Co., 0.27%, 5/14/09	50,000	49,994,750
Mont Blanc Capital Corp., 0.57%, 6/09/09	54,760	54,725,319
Nieuw Amsterdam Receivables Corp., 1.10%, 6/15/09	4,000	3,994,378
Nordea North America Inc.:
0.70%, 5/27/09	45,000	44,976,375
0.78%, 6/08/09	45,000	44,961,975
Rabobank USA Financial Corp., 0.69%, 5/05/09	12,000	11,998,850
Ranger Funding Co. LLC, 0.70%, 5/08/09	75,000	74,988,333
Royal Bank of Scotland Group Plc, 0.835%, 6/23/09	43,000	42,946,143
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	35,000	34,847,604

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Commercial Paper (c) (concluded)	Par (000)	Value

Société Générale, North America, Inc.:
1.39%, 7/07/09	$35,000	$34,908,106
0.69%, 8/06/09	33,000	32,938,015
Surrey Funding Corp.:
0.47%, 5/18/09	41,700	41,690,201
0.44%, 6/02/09	13,000	12,994,757
UBS Finance (Delaware), LLC:
1.06%, 5/18/09	30,000	29,984,100
1.11%, 5/22/09	39,000	38,973,545
1.21%, 7/09/09	3,600	3,591,530
1.11%, 7/29/09	15,000	14,958,375

Total Commercial Paper — 34.2%		2,039,802,987

Corporate Notes

Bank of Montreal, Chicago, 0.989%, 10/05/09 (d)(e)	48,750	48,750,000
HSBC USA Inc., 1.559%, 10/15/09 (d)	8,895	8,895,000
ING Bank, NV, 1.569%, 8/24/09 (d)(e)	30,100	30,100,000
ING USA Global Funding Trust V, 1.751%, 9/18/09 (d)	14,475	14,475,000
Lloyd’s TSB Bank Plc, 1.541%, 8/07/09 (d)(e)	40,100	40,100,000
Nordea Bank AB, 1.449%, 10/23/09 (d)(e)	36,900	36,900,000
Rabobank Nederland NV, 0.561%, 7/07/09 (b)(e)	64,400	64,400,000
U.S. Bank, NA, 1.349%, 8/24/09 (d)	10,900	10,852,585
Wachovia Bank, NA, 1.586%, 8/04/09 (d)	30,100	30,100,000
Wells Fargo & Co., 1.397%, 9/23/09 (d)	11,150	11,098,380

Total Corporate Notes — 5.0%		295,670,965

Funding Agreements (d)(f)

Genworth Life Insurance Co., 0.878%, 6/08/09	50,000	50,000,000
Jackson National Life Insurance Co., 1.009%, 5/01/09	35,000	35,000,000

Total Funding Agreements — 1.4%		85,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
2.00%, 5/14/09	25,250	25,230,361
1.30%, 6/22/09	36,000	35,931,100
0.59%, 8/12/09	83,000	82,858,531
0.57%, 8/19/09	35,500	35,437,609
0.60%, 8/26/09	38,000	37,925,267

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Fannie Mae Variable Rate Notes, 1.184%, 8/05/10 (d)	$33,555	$33,539,527
Federal Home Loan Bank Discount Notes (c):
0.59% – 0.60%, 8/12/09	73,571	73,444,257
0.59%, 8/19/09	71,000	70,870,839
0.59%, 8/21/09	52,000	51,903,699
0.59%, 8/25/09	18,500	18,464,526
0.60%, 8/28/09	16,000	15,968,000
0.58%, 9/02/09	50,000	49,899,306
0.59%, 9/09/09	23,000	22,950,243
0.60%, 9/11/09	15,000	14,966,500
Federal Home Loan Bank Variable Rate Notes (d):
0.385%, 8/13/09	30,400	30,400,000
0.365%, 8/14/09	44,640	44,638,702
0.74%, 2/05/10	34,720	34,720,000
0.825%, 2/26/10	36,380	36,380,000
0.999%, 7/09/10	64,770	64,754,504
1.107%, 10/08/10	41,000	40,982,212
Freddie Mac Discount Notes (c):
0.52%, 7/20/09	25,000	24,970,750
0.55%, 8/17/09	20,000	19,966,695
0.59%, 8/24/09	30,000	29,942,967
0.59% – 0.61%, 9/01/09	160,000	159,668,472
0.57%, 9/08/09	17,000	16,964,739
Freddie Mac Variable Rate Notes (d):
0.365%, 9/28/09	51,000	50,994,771
1.039%, 7/14/10	38,000	37,984,007
1.229%, 8/24/10	28,620	28,621,623
1.244%, 9/03/10	55,405	55,390,065
1.268%, 4/01/11	35,000	35,067,887

Total U.S. Government Sponsored Agency Obligations — 21.5%		1,280,837,159

U.S. Treasury Obligations (c)

U.S. Treasury Bills:
0.396%, 7/02/09	62,000	61,957,034
0.39%, 8/06/09	37,000	36,960,718
0.445%, 8/13/09	35,000	34,954,573
0.469% – 0.49%, 8/20/09	75,000	74,888,537
0.49%, 8/27/09	27,000	26,956,223
0.315% – 0.32%, 9/03/09	37,000	36,959,138

Total U.S. Treasury Obligations — 4.6%		272,676,223

Repurchase Agreements

Barclays Capital Inc., 0.16%, 5/01/09 (Purchased on 4/30/09 to be repurchased at $49,625,221, collateralized by U.S. Treasury Note, 2%, due 11/30/13)	49,625	49,625,000

Total Repurchase Agreements — 0.8%		49,625,000

Total Investments (Cost — $6,006,219,569*) — 100.7%		6,006,219,569
Liabilities in Excess of Other Assets — (0.7)%		(43,105,874)

Net Assets — 100.0%		$5,963,113,695

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	7

Schedule of Investments (concluded)

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted securities as to resale, representing 1.4% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

Genworth Life Insurance Co., 0.878%, 6/08/09	6/09/08	$50,000,000	$50,000,000
Jackson National Life Insurance Co., 1.009%, 5/01/09	5/01/08	35,000,000	35,000,000

		$85,000,000	$85,000,000

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$6,006,219,569
Level 3	—

Total	$6,006,219,569

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Statement of Assets and Liabilities

April 30, 2009

Assets

Investments at value — unaffiliated (cost — $6,006,219,569)	$6,006,219,569
Cash	932
Interest receivable	6,352,303
Prepaid expenses	1,133,700
Total assets	6,013,706,504

Liabilities

Capital shares redeemed payable	47,594,972
Investment advisory fees payable	2,012,709
Other affiliates payable	42,688
Officer’s and Trustees’ fees payable	855
Other accrued expenses payable	941,585

Total liabilities	50,592,809

Net Assets	$5,963,113,695

Net Assets Consist of

Paid-in capital	$5,962,588,805
Undistributed net investment income	524,890

Net Assets	$5,963,113,695

Net Asset Value

Class I — Based on net assets of $5,852,370,489 and 5,851,857,021 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $110,743,206 and 110,731,784 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	9

Statements of Operations

	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Investment Income

Interest	$54,495,511	$208,246,982

Expenses

Investment advisory	12,397,168	23,427,197
Transfer agent — Class I	2,119,136	4,042,909
Transfer agent — Class II	64,300	156,931
Federal insurance	1,319,355	226,838
Accounting services	315,261	596,202
Registration	221,130	541,385
Distribution — Class II	118,516	271,207
Printing	97,724	196,131
Custodian	86,857	149,635
Professional	81,604	93,468
Officer and Trustees	47,736	79,441
Miscellaneous	55,699	97,044

Total expenses	16,924,486	29,878,388
Less distribution fees waived — Class II	(118,516)	(271,207)

Total expenses after waiver	16,805,970	29,607,181

Net investment income	37,689,541	178,639,801

Realized Gain

Net realized gain on investments	263,165	246,546

Net Increase in Net Assets Resulting from Operations	$37,952,706	$178,886,347

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Statements of Changes in Net Assets

	Period November 1, 2008 to April 30, 2009
		Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007

Operations

Net investment income	$37,689,541	$178,639,801	$201,017,365
Net realized gain	263,165	246,546	67,208
Net change in unrealized appreciation/depreciation	—	—	434,809

Net increase in net assets resulting from operations	37,952,706	178,886,347	201,519,382

Dividends and Distributions to Shareholders From

Net investment income:
Class I	(36,974,884)	(174,396,802)	(194,498,760)
Class II	(714,657)	(4,242,999)	(6,518,605)
Net realized gain:
Class I	—	(50,660)	—
Class II	—	(1,369)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(37,689,541)	(178,691,830)	(201,017,365)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(192,846,476)	1,331,019,675	828,023,398

Net Assets

Total increase (decrease) in net assets	(192,583,311)	1,331,214,192	828,525,415
Beginning of period	6,155,697,006	4,824,482,814	3,995,957,399

End of period	$5,963,113,695	$6,155,697,006	$4,824,482,814

End of period undistributed net investment income	$524,890	$15,179	$15,179

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	11

Financial Highlights

	Class I

	Period November 1, 2008 to April 30, 2009

		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0061	0.0317	0.0488	0.0425	0.0233	0.0075
Net realized and unrealized gain (loss)	—	0.0000	0.0002	0.0007	(0.0003)	(0.0004)

Net increase from investment operations	0.0061	0.0317	0.0490	0.0432	0.0230	0.0071

Less dividends and distributions from:
Net investment income	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)
Net realized gain	—	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)	(0.0075)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	0.61%[1]	3.22%	5.00%	4.30%	2.35%	0.75%

Ratios to Average Net Assets

Total expenses	0.54%[2]	0.51%	0.57%	0.59%	0.59%	0.58%

Net investment income	1.22%[2]	3.09%	4.89%	4.28%	2.27%	0.74%

Supplemental Data

Net assets, end of period (000)	$5,852,370	$6,030,809	$4,684,640	$3,864,470	$3,368,462	$4,388,882

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Financial Highlights (concluded)

	Class II

	Period November 1, 2008 to April 30, 2009

		Year Ended October 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0059	0.0313	0.0486	0.0426	0.0232	0.0055
Net realized and unrealized gain (loss)	—	0.0000	(0.0017)	0.0007	(0.0003)	(0.0004)

Net increase from investment operations	0.0059	0.0313	0.0469	0.0433	0.0229	0.0051

Less dividends and distributions from:
Net investment income	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)
Net realized gain	—	(0.0000)	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)	(0.0055)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	0.59%[1]	3.17%	4.98%	4.31%	2.34%	0.55%

Ratios to Average Net Assets

Total expenses after waiver	0.58%[2]	0.55%	0.59%	0.59%	0.61%	0.78%

Total expenses	0.78%[2]	0.75%	0.79%	0.79%	0.61%	0.78%

Net investment income	1.21%[2]	3.12%	4.86%	4.27%	2.28%	0.54%

Supplemental Data

Net assets, end of period (000)	$110,743	$124,888	$139,842	$131,487	$132,251	$155,522

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	13

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Retirement Reserves Money Fund (formerly Merrill Lynch Retirement Reserves Money Fund) (the “Fund”) is a series of Retirement Series Trust (formerly Merrill Lynch Retirement Series Trust) (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company which will comprise a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund’s year end was changed to April 30. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Fund may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the three years ended October 31, 2008 and the period ended April 30, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust on behalf of the Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock. BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Fund. For such services,

14	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Notes to Financial Statements (continued)

the Fund pays the Advisor a monthly fee based upon the Fund’s average daily net assets at the following annual rates:

Portion of average daily value of net assets:	Rate

Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corp. (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the period November 1, 2008 to April 30, 2009 and the year ended October 31, 2008, the Fund reimbursed the Advisor $69,243 and $98,643, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Trust on behalf of the Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.20% of the Fund’s average daily net assets attributable to Class II Shares sold by BIL. BIL contractually agreed to waive such fees.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of Merrill Lynch, serves as transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of April 30, 2009 attributable to the reclassification of distributions, was reclassified to the following accounts:

Undistributed net investment income	$509,711
Accumulated net realized gain	$(509,711)

The tax character of distributions paid during the period November 1, 2008 to April 30, 2009 and the years ended October 31, 2008 and October 31, 2007 was as follows:

	4/30/2009	10/31/2008	10/31/2007

Distributions paid from:
Ordinary income	$37,689,541	$178,678,561	$201,017,365
Long-term capital gains	—	13,269	—

Total taxable distributions	$37,689,541	$178,691,830	$201,017,365

As of April 30, 2009, there were no significant differences between the book and tax components of net assets.

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

5. Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires September 18, 2009, the Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fees for the year ended October 31, 2008 and the period November 1, 2008 to April 30, 2009 are included in federal insurance on the Statements of Operations.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	15

Notes to Financial Statements (concluded)

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

Transactions in capital shares for each class were as follows:

		Year Ended October 31,
	Period November 1, 2008 to April 30, 2009
Class I Shares		2008	2007

Shares sold	6,779,178,987	17,942,239,165	15,495,809,919
Shares issued to shareholders in reinvestment of dividends and distributions	36,958,108	174,447,462	194,468,365

Total issued	6,816,137,095	18,116,686,627	15,690,278,284
Shares redeemed	(6,994,834,123)	(16,770,707,935)	(14,870,841,349)

Net increase (decrease)	(178,697,028)	1,345,978,692	819,436,935

Class II Shares

Shares sold	80,679,813	236,923,314	270,591,051
Shares issued to shareholders in reinvestment of dividends and distributions	714,432	4,244,368	6,518,605

Total issued	81,394,245	241,167,682	277,109,656
Shares redeemed	(95,543,693)	(256,126,699)	(268,523,193)

Net increase (decrease)	(14,149,448)	(14,959,017)	8,586,463

16	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Retirement Reserves Money Fund of Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Retirement Reserves Money Fund of Retirement Series Trust (formerly Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust), (the “Trust”) as of April 30, 2009, and the related statements of operations for the period November 1, 2008 to April 30, 2009 and for the year ended October 31, 2008, the statements of changes in net assets for the period November 1, 2008 to April 30, 2009 and for each of the two years in the period ended October 31, 2008, and the financial highlights for the period November 1, 2008 to April 30, 2009 and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Retirement Reserves Money Fund of Retirement Series Trust as of April 30, 2009, the results of its operations for the period November 1, 2008 to April 30, 2009 and for the year ended October 31, 2008, the changes in its net assets for November 1, 2008 to April 30, 2009 and for each of the two years in the period ended October 31, 2008, and the financial highlights for the period November 1, 2008 to April 30, 2009 and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 23, 2009

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	17

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2002

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

18	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Formerly Director, Indotronix International (IT services) from 2004 to 2008.

				34 Funds 81 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			175 Funds 285 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

			175 Funds 285 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	19

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon New York, NY 10286	Financial Data Services, Inc. Jacksonville, FL 32246	State Street Bank and Trust Company Princeton, NJ 08540	Accounting Firm Deloitte & Touche LLP Princeton, NJ 08540	Sidley Austin LLP New York, NY 10019

20	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Fund’s participation in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds disclosed in this annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Retirement Reserves Money Fund
Of Retirement Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

#10262 — 4/09

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$31,400	$31,300	$0	$0	$6,100	$6,100	$733	$749

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$414,333	$294,349

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 19, 2009